Segment Information	6 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

Note 15 — SEGMENT INFORMATION

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company has determined that it has two operating segments as defined by ASC 280, “Segment Reporting”: education and e-commerce. Education segment offers foreign language tutorial services and other education training management services in China. The e-commerce segment offers e-commerce service and related products.

Selected financial information is presented below:

	Education		E-commerce		Total
	For the six months ended March 31,		For the six months ended March 31,		For the six months ended March 31,
	2025	2024	2025	2024	2025	2024
Revenues	$971,305	$1,398,885	$15,597,889	$14,605	$16,569,194	$1,413,490
Cost of revenues	663,051	644,539	15,307,977	10,948	15,971,028	655,487
Gross profit	308,254	754,346	289,912	3,657	598,166	758,003
Interest expenses, net	165,664	99,864	(12)	(9)	165,652	99,855
Depreciation and amortization	15,095	19,353	5,329	271	20,424	19,624
Capital expenditures	2,269	10,727	4,149	15,065	6,418	25,792
Segment assets	14,011,402	12,091,246	10,847,420	257,969	24,858,822	12,349,215
Segment loss	$(4,815,745)	$(1,542,596)	$(37,640)	$(251,568)	$(4,853,385)	$(1,794,164)